COMMITMENTS	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCY [Abstract]
COMMITMENTS AND CONTINGENCY
20.	COMMITMENTS

(1)	Operating lease as lessee

The Company leases its facilities and offices under non-cancelable operating lease agreements. In addition, the Company pays telecommunications carriers and other service providers for telecommunications services and for hosting its servers at their internet data centers under non-cancelable agreements, which are treated as operating leases. These leases expire through 2018 and are renewable upon negotiation. Rental and bandwidth expenses under operating leases for 2014, 2015 and 2016 from continuing operations were $18,575, $12,113, and $5,964 respectively and from discontinued operations were $12,272, $2,553 and $ 183, respectively.

Future minimum lease payments under such non-cancellable leases as of December 31, 2016 are as follows:

2017	$5,006
2018	3,193
2019	2,920

Total	$11,119

(2)	Future minimum principal payments related to the Company’s long-term debts as of December 31, 2016 are as follows (see Note 11):

2017	$-
2018	59,260
2019	42,786

Total	$102,046

(3)	Unconditional investment commitment

The Company was obligated to pay up to $24,865 and $2,887 for the acquisition of investments under various arrangements as of December 31, 2015 and 2016, respectively.